HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 100.7%	Shares	Value
Communications - 7.5%
Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	280,000	$1,705,200

Communication Services - 0.2%
CarGurus, Inc. (a)	28,000	667,240

Entertainment Content - 1.9%
AMC Networks, Inc. - Class A (a)	49,000	2,604,840
Electronic Arts, Inc.	21,000	2,842,770
MSG Networks, Inc. - Class A (a)	70,000	1,052,800
ViacomCBS, Inc. - Class B	28,000	1,262,800
		7,763,210
Internet Media & Services - 2.2%
Alphabet, Inc. - Class C (a)	350	724,021
Baidu, Inc. - ADR (a)	14,000	3,045,700
Facebook, Inc. - Class A (a)	1,400	412,342
GrubHub, Inc. (a)	14,000	840,000
Shutterstock, Inc.	7,000	623,280
Stamps.com, Inc. (a)	14,000	2,793,140
TrueCar, Inc. (a)	50,000	239,250
		8,677,733
Publishing & Broadcasting - 1.0%
Gray Television, Inc.	175,000	3,220,000
Meredith Corporation (a)	21,000	625,380
		3,845,380
Telecommunications - 1.8%
AT&T, Inc.	50,000	1,513,500
Consolidated Communications Holdings, Inc. (a)	140,000	1,008,000
Lumen Technologies, Inc.	35,000	467,250
Telephone and Data Systems, Inc.	70,000	1,607,200
United States Cellular Corporation (a)	35,000	1,276,800
Verizon Communications, Inc.	20,000	1,163,000
		7,035,750
Consumer Discretionary - 18.2%
Apparel & Textile Products - 0.5%
Fossil Group, Inc. (a)	28,000	347,200
Hanesbrands, Inc.	84,000	1,652,280
		1,999,480

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Consumer Discretionary - 18.2% (continued)
Automotive - 0.7%
Arcimoto, Inc. (a)	14,000	$185,220
Harley-Davidson, Inc.	56,000	2,245,600
Tenneco, Inc. - Class A (a)	50,000	536,000
		2,966,820
Consumer Services - 1.1%
2U, Inc. (a)	20,000	764,600
American Public Education, Inc. (a)	7,000	249,410
Perdoceo Education Corporation (a)	35,000	418,600
Stride, Inc. (a)	75,000	2,258,250
WW International, Inc. (a)	28,000	875,840
		4,566,700
E-Commerce Discretionary - 1.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	7,000	193,270
Amazon.com, Inc. (a)	350	1,082,928
eBay, Inc.	70,000	4,286,800
Etsy, Inc. (a)	1,400	282,338
PetMed Express, Inc.	35,000	1,231,125
		7,076,461
Home & Office Products - 1.6%
ACCO Brands Corporation	126,000	1,063,440
Hamilton Beach Brands Holding Company - Class A	35,000	634,550
iRobot Corporation (a)	28,000	3,421,040
Tupperware Brands Corporation (a)	50,000	1,320,500
		6,439,530
Home Construction - 3.1%
D.R. Horton, Inc.	20,000	1,782,400
Forestar Group, Inc. (a)	35,000	814,800
Lennar Corporation - Class A	14,000	1,417,220
LGI Homes, Inc. (a)	10,500	1,567,755
M/I Homes, Inc. (a)	25,000	1,476,750
Meritage Homes Corporation (a)	14,000	1,286,880
PulteGroup, Inc.	20,000	1,048,800
Toll Brothers, Inc.	25,000	1,418,250
TRI Pointe Group, Inc. (a)	70,000	1,425,200
		12,238,055

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Consumer Discretionary - 18.2% (continued)
Leisure Facilities & Services - 1.4%
AMC Entertainment Holdings, Inc. - Class A (a)	50,000	$510,500
Domino's Pizza, Inc.	10,500	3,861,795
Waitr Holdings, Inc. (a)	350,000	1,025,500
		5,397,795
Leisure Products - 0.1%
Camping World Holdings, Inc. - Class A	10,000	363,800

Retail - Discretionary - 7.7%
AutoZone, Inc. (a)	700	983,010
Bed Bath & Beyond, Inc.	42,000	1,224,300
Big 5 Sporting Goods Corporation	70,000	1,099,000
Chico's FAS, Inc. (a)	210,000	695,100
Designer Brands, Inc. - Class A	35,000	609,000
Dick's Sporting Goods, Inc.	14,000	1,066,100
Duluth Holdings, Inc. - Class B (a)	154,000	2,608,760
Express, Inc. (a)	350,000	1,407,000
Genesco, Inc. (a)	14,000	665,000
Hibbett Sports, Inc. (a)	35,000	2,411,150
Kohl's Corporation	35,000	2,086,350
Lumber Liquidators Holdings, Inc. (a)	70,000	1,758,400
Macy's, Inc. (a)	140,000	2,266,600
O'Reilly Automotive, Inc. (a)	2,500	1,268,125
Qurate Retail, Inc. - Series A	140,000	1,646,400
Sally Beauty Holdings, Inc. (a)	100,000	2,013,000
Signet Jewelers Ltd. (a)	28,000	1,623,440
Tractor Supply Company	14,000	2,479,120
Urban Outfitters, Inc. (a)	28,000	1,041,320
Vera Bradley, Inc. (a)	70,000	707,000
Zumiez, Inc. (a)	28,000	1,201,200
		30,859,375
Wholesale - Discretionary - 0.2%
Educational Development Corporation	53,500	912,175

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Consumer Staples - 16.2%
Beverages - 0.2%
Molson Coors Beverage Company - Class B (a)	14,000	$716,100
NewAge, Inc. (a)	70,000	200,200
		916,300
Consumer Products - 0.5%
Colgate-Palmolive Company	28,000	2,207,240

Food - 5.8%
B&G Foods, Inc.	84,000	2,609,040
Campbell Soup Company	70,000	3,518,900
General Mills, Inc.	56,000	3,433,920
Herbalife Nutrition Ltd. (a)	63,000	2,794,680
J.M. Smucker Company (The)	28,000	3,542,840
Kellogg Company	56,000	3,544,800
Kraft Heinz Company (The)	50,000	2,000,000
LifeVantage Corporation (a)	25,000	233,750
USANA Health Sciences, Inc. (a)	14,000	1,366,400
		23,044,330
Household Products - 1.5%
Clearwater Paper Corporation (a)	35,000	1,316,700
Clorox Company (The)	10,000	1,928,800
Nu Skin Enterprises, Inc. - Class A	49,000	2,591,610
		5,837,110
Retail - Consumer Staples - 8.2%
Big Lots, Inc.	56,000	3,824,800
BJ's Wholesale Club Holdings, Inc. (a)	56,000	2,512,160
Dollar General Corporation	7,000	1,418,340
Ingles Markets, Inc. - Class A	28,000	1,726,200
Kroger Company (The)	77,000	2,771,230
Murphy USA, Inc.	14,000	2,023,840
Natural Grocers by Vitamin Cottage, Inc.	75,000	1,316,250
Ollie's Bargain Outlet Holdings, Inc. (a)	28,000	2,436,000
Rite Aid Corporation (a)	70,000	1,432,200
SpartanNash Company	70,000	1,374,100
Sprouts Farmers Market, Inc. (a)	140,000	3,726,800
United Natural Foods, Inc. (a)	112,000	3,689,280

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Consumer Staples - 16.2% (continued)
Retail - Consumer Staples - 8.2% (continued)
Walgreens Boots Alliance, Inc.	56,000	$3,074,400
Walmart, Inc.	3,500	475,405
Weis Markets, Inc.	14,000	791,280
		32,592,285
Energy - 3.4%
Energy Equipment & Services - 0.5%
American Superconductor Corporation (a)	14,000	265,440
Nabors Industries Ltd.	20,000	1,869,000
		2,134,440
Oil & Gas Producers - 1.8%
Antero Resources Corporation (a)	35,000	357,000
Laredo Petroleum, Inc. (a)	15,000	450,900
Matador Resources Company	35,000	820,750
Occidental Petroleum Corporation	28,000	745,360
Ovintiv, Inc.	50,000	1,191,000
Range Resources Corporation (a)	140,000	1,446,200
SM Energy Company	140,000	2,291,800
		7,303,010
Renewable Energy - 1.1%
Broadwind, Inc. (a)	140,000	924,000
Canadian Solar, Inc. (a)	7,000	347,410
CleanSpark, Inc. (a)	35,000	833,700
First Solar, Inc. (a)	3,500	305,550
JinkoSolar Holding Company Ltd. - ADR (a)	10,000	416,900
Renewable Energy Group, Inc. (a)	14,000	924,560
Sunworks, Inc. (a)	35,000	513,800
		4,265,920
Financials - 8.7%
Asset Management - 1.1%
BrightSphere Investment Group, Inc.	140,000	2,853,200
Federated Hermes, Inc.	50,000	1,565,000
		4,418,200
Banking - 0.8%
Customers Bancorp, Inc. (a)	14,000	445,480
Hilltop Holdings, Inc.	35,000	1,194,550
Reliant Bancorp, Inc.	7,000	201,040

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Financials - 8.7% (continued)
Banking - 0.8% (continued)
Wells Fargo & Company	35,000	$1,367,450
		3,208,520
Institutional Financial Services - 1.8%
SEI Investments Company	14,000	853,020
State Street Corporation	14,000	1,176,140
StoneX Group, Inc. (a)	42,000	2,745,960
Virtu Financial, Inc. - Class A	70,000	2,173,500
		6,948,620
Insurance - 2.7%
Allstate Corporation (The)	14,000	1,608,600
Lincoln National Corporation	49,000	3,051,230
Progressive Corporation (The)	35,000	3,346,350
Unum Group	105,000	2,922,150
		10,928,330
Specialty Finance - 2.3%
Air Lease Corporation	10,000	490,000
Alliance Data Systems Corporation	14,000	1,569,260
Discover Financial Services	14,000	1,329,860
Navient Corporation	75,000	1,073,250
PennyMac Financial Services, Inc.	49,000	3,276,630
Synchrony Financial	35,000	1,423,100
		9,162,100
Health Care - 16.2%
Biotech & Pharma - 9.7%
AbbVie, Inc.	28,000	3,030,160
Alexion Pharmaceuticals, Inc. (a)	7,000	1,070,370
Amgen, Inc.	14,000	3,483,340
Amneal Pharmaceuticals, Inc. (a)	175,000	1,177,750
ANI Pharmaceuticals, Inc. (a)	30,000	1,084,200
Beam Therapeutics, Inc. (a)	3,500	280,140
Biocept, Inc. (a)	70,000	356,300
Biogen, Inc. (a)	12,000	3,357,000
Clovis Oncology, Inc. (a)	50,000	351,000
Coherus Biosciences, Inc. (a)	35,000	511,350
Corcept Therapeutics, Inc. (a)	70,000	1,665,300
CRISPR Therapeutics AG (a)	3,500	426,475
Editas Medicine, Inc. (a)	14,000	588,000
electroCore, Inc. (a)	35,000	72,100
Exelixis, Inc. (a)	90,000	2,033,100

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Health Care - 16.2% (continued)
Biotech & Pharma - 9.7% (continued)
Innoviva, Inc. (a)	84,000	$1,003,800
Ionis Pharmaceuticals, Inc. (a)	7,000	314,720
Jazz Pharmaceuticals plc (a)	21,000	3,451,770
Merck & Company, Inc.	35,000	2,698,150
OPKO Health, Inc. (a)	140,000	600,600
Pulmatrix, Inc. (a)	70,000	93,100
Sangamo Therapeutics, Inc. (a)	35,000	438,550
Supernus Pharmaceuticals, Inc. (a)	140,000	3,665,200
Translate Bio, Inc. (a)	35,000	577,150
United Therapeutics Corporation (a)	10,500	1,756,335
Vanda Pharmaceuticals, Inc. (a)	70,000	1,051,400
Vertex Pharmaceuticals, Inc. (a)	7,000	1,504,230
Viatris, Inc. (a)	140,000	1,955,800
		38,597,390
Health Care Facilities & Services - 2.9%
Brookdale Senior Living, Inc. (a)	70,000	423,500
Cardinal Health, Inc.	14,000	850,500
Cigna Corporation	14,000	3,384,360
Community Health Systems, Inc. (a)	100,000	1,352,000
CVS Health Corporation	21,000	1,579,830
Owens & Minor, Inc.	28,000	1,052,520
Patterson Companies, Inc.	70,000	2,236,500
Tivity Health, Inc. (a)	21,000	468,720
		11,347,930
Health Care Providers & Services - 1.7%
Humana, Inc.	7,000	2,934,750
McKesson Corporation	3,500	682,640
MEDNAX, Inc. (a)	7,000	178,290
Quest Diagnostics, Inc.	10,000	1,283,400
Universal Health Services, Inc. - Class B	14,000	1,867,460
		6,946,540
Medical Equipment & Devices - 1.9%
Accuray, Inc. (a)	35,000	173,250
Alpha Pro Tech Ltd. (a)	50,000	488,000
Co-Diagnostics, Inc. (a)	35,000	333,900
Exact Sciences Corporation (a)	3,500	461,230
Fluidigm Corporation (a)	140,000	632,800
GenMark Diagnostics, Inc. (a)	7,000	167,300

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Health Care - 16.2% (continued)
Medical Equipment & Devices - 1.9%
Inogen, Inc. (a)	14,000	$735,280
Luminex Corporation	28,000	893,200
Meridian Bioscience, Inc. (a)	140,000	3,675,000
Quidel Corporation (a)	1,000	127,930
		7,687,890
Industrials – 7.4%
Commercial Support Services - 1.0%
Cimpress plc (a)	21,000	2,102,730
H&R Block, Inc.	70,000	1,526,000
Quad/Graphics, Inc. - Class A (a)	70,000	247,100
		3,875,830
Electrical Equipment - 1.0%
Blink Charging Company (a)	7,000	287,700
BWX Technologies, Inc.	35,000	2,307,900
Capstone Turbine Corporation (a)	35,000	319,900
WidePoint Corporation (a)	140,000	1,288,000
		4,203,500
Engineering & Construction - 0.4%
Infrastructure & Energy Alternatives, Inc. (a)	21,000	342,300
Primoris Services Corporation	35,000	1,159,550
		1,501,850
Industrial Intermediate Products - 0.4%
Proto Labs, Inc. (a)	14,000	1,704,500

Industrial Support Services - 1.8%
ARC Document Solutions, Inc. (a)	50,000	105,500
Fastenal Company	35,000	1,759,800
MSC Industrial Direct Company, Inc. - Class A	35,000	3,156,650
TriNet Group, Inc. (a)	28,000	2,182,880
		7,204,830
Machinery - 0.2%
Energy Recovery, Inc. (a)	35,000	641,900
Pro-Dex, Inc. (a)	7,000	188,650
		830,550

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Industrials – 7.4% (continued)
Road & Rail - 0.2%
Knight-Swift Transportation Holdings, Inc.	14,000	$673,260

Transportation & Logistics - 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	21,000	1,269,240
C.H. Robinson Worldwide, Inc.	35,000	3,340,050
Expeditors International of Washington, Inc.	14,000	1,507,660
FedEx Corporation	5,000	1,420,200
Heartland Express, Inc.	35,000	685,300
United Parcel Service, Inc. - Class B	7,000	1,189,930
		9,412,380
Materials - 6.6%
Chemicals - 1.3%
Ingevity Corporation (a)	28,000	2,114,840
LyondellBasell Industries N.V. - Class A	7,000	728,350
Rayonier Advanced Materials, Inc. (a)	50,000	453,500
Valvoline, Inc.	70,000	1,824,900
		5,121,590
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	21,000	1,289,400
Silgan Holdings, Inc.	30,000	1,260,900
		2,550,300
Metals & Mining - 4.3%
Agnico Eagle Mines Ltd.	30,000	1,734,300
AngloGold Ashanti Ltd. - ADR	50,000	1,098,500
Barrick Gold Corporation	230,000	4,554,000
Compass Minerals International, Inc.	20,000	1,254,400
Kinross Gold Corporation	140,000	933,800
Newmont Corporation	90,000	5,424,300
Royal Gold, Inc.	20,000	2,152,400
		17,151,700
Paper & Forest Products - 0.3%
Boise Cascade Company	21,000	1,256,430

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Real Estate - 0.5%
Real Estate Services - 0.2%
Jones Lang LaSalle, Inc. (a)	3,500	$626,640

REITs - 0.3%
Kimco Realty Corporation	70,000	1,312,500

Technology - 15.7%
Semiconductors - 1.2%
Intel Corporation	56,000	3,584,000
QUALCOMM, Inc.	7,000	928,130
		4,512,130
Software - 4.7%
Akamai Technologies, Inc. (a)	28,000	2,853,200
AudioEye, Inc. (a)	14,000	391,160
Cerner Corporation	7,000	503,160
Citrix Systems, Inc.	7,000	982,520
Computer Programs & Systems, Inc.	7,000	214,200
Ebix, Inc.	70,000	2,242,100
Evolent Health, Inc. - Class A (a)	35,000	707,000
j2 Global, Inc. (a)	14,000	1,678,040
Microsoft Corporation	500	117,885
Oracle Corporation	28,000	1,964,760
Qualys, Inc. (a)	21,000	2,200,380
SciPlay Corporation - Class A (a)	70,000	1,132,600
VirnetX Holding Corporation	100,000	557,000
Vislink Technologies. Inc. (a)	1	3
VMware, Inc. - Class A (a)	21,000	3,159,450
		18,703,458
Technology Hardware - 6.3%
Apple, Inc.	3,500	427,525
Arista Networks, Inc. (a)	7,000	2,113,230
Aviat Networks, Inc. (a)	14,000	994,560
Casa Systems, Inc. (a)	63,000	600,390
Ciena Corporation (a)	70,000	3,830,400
Cisco Systems, Inc.	35,000	1,809,850
Clearfield, Inc. (a)	14,000	421,820
F5 Networks, Inc. (a)	14,000	2,920,680
Genasys, Inc. (a)	35,000	234,150
Infinera Corporation (a)	56,000	539,280
Juniper Networks, Inc.	84,000	2,127,720

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Technology - 15.7% (continued)
Technology Hardware - 6.3% (continued)
NetApp, Inc.	56,000	$4,069,520
Plantronics, Inc. (a)	28,000	1,089,480
Ribbon Communications, Inc. (a)	140,000	1,149,400
Seagate Technology plc	5,000	383,750
Sonos, Inc. (a)	21,000	786,870
Turtle Beach Corporation (a)	49,000	1,306,830
Ubiquiti, Inc.	1,400	417,620
		25,223,075
Technology Services - 3.5%
Cognizant Technology Solutions Corporation - Class A	45,000	3,515,400
FactSet Research Systems, Inc.	5,000	1,542,950
Infosys Ltd. - ADR	105,000	1,965,600
International Business Machines Corporation	10,500	1,399,230
MAXIMUS, Inc.	28,000	2,493,120
NIC, Inc.	50,000	1,696,500
Science Applications International Corporation	14,000	1,170,260
Synchronoss Technologies, Inc. (a)	70,000	249,900
		14,032,960
Utilities - 0.3%
Electric Utilities - 0.3%
NRG Energy, Inc.	35,000	1,320,550

Total Common Stocks (Cost $351,759,590)		$401,278,892

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.6%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 06/18/2021 at $2,100	750	$166,538,925	$4,974,750
S&P 500 Index Option, 06/18/2021 at $3,900	575	228,441,175	5,537,250
Total Put Option Contracts (Cost $14,708,542)		$394,980,100	$10,512,000

Total Investments at Value - 103.3% (Cost $366,468,132)			$411,790,892

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 46.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (b) (Cost $185,995,510)	185,995,510	$185,995,510

Total Investments and Money Market Funds at Value - 150.0% (Cost $552,463,642)		$597,786,402

Written Call Option Contracts - (50.0%)		(199,368,000)

Other Assets in Excess of Liabilities - 0.0%(c)		105,840

Net Assets - 100.0%		$398,524,242

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.
(c)	Percentage rounds to less than 0.1%.

The average monthly notional value of exchange-traded call option contracts and exchange-traded put option contracts during the nine months ended March 31, 2021 was $51,790,544 and $334,685,933, respectively. As of March 31, 2021, the Fund did not hold any exchange-traded call option contracts.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2021 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	750	$166,538,925	$1,000	06/18/2021	$91,227,000
S&P 500 Index Option	550	218,508,950	2,000	06/18/2021	108,141,000

Total Written Call Option Contracts (Premiums received $199,207,814)		$385,047,875			$199,368,000

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2021 was $329,208,611.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 65.0%	Shares	Value
Communications - 4.8%
Cable & Satellite - 0.3%
Sirius XM Holdings, Inc.	8,000	$48,720

Communication Services - 0.1%
CarGurus, Inc. (a)	800	19,064

Entertainment Content - 1.3%
AMC Networks, Inc. - Class A (a)	1,400	74,424
Electronic Arts, Inc.	600	81,222
MSG Networks, Inc. - Class A (a)	2,000	30,080
ViacomCBS, Inc. - Class B	800	36,080
		221,806
Internet Media & Services - 1.4%
Alphabet, Inc. - Class C (a)	10	20,686
Baidu, Inc. - ADR (a)	400	87,020
Facebook, Inc. - Class A (a)	40	11,781
GrubHub, Inc. (a)	400	24,000
Shutterstock, Inc.	200	17,808
Stamps.com, Inc. (a)	400	79,804
TrueCar, Inc. (a)	1,500	7,178
		248,277
Publishing & Broadcasting - 0.6%
Gray Television, Inc.	5,000	92,000
Meredith Corporation (a)	300	8,934
		100,934
Telecommunications - 1.1%
AT&T, Inc.	1,500	45,405
Consolidated Communications Holdings, Inc. (a)	4,000	28,800
Lumen Technologies, Inc.	1,000	13,350
Telephone and Data Systems, Inc.	2,000	45,920
United States Cellular Corporation (a)	1,000	36,480
Verizon Communications, Inc.	400	23,260
		193,215
Consumer Discretionary - 11.6%
Apparel & Textile Products - 0.3%
Fossil Group, Inc. (a)	800	9,920
Hanesbrands, Inc.	2,400	47,208
		57,128

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Consumer Discretionary - 11.6% (continued)
Automotive - 0.5%
Arcimoto, Inc. (a)	400	$5,292
Harley-Davidson, Inc.	1,600	64,160
Tenneco, Inc. - Class A (a)	1,500	16,080
		85,532
Consumer Services - 0.6%
2U, Inc. (a)	500	19,115
American Public Education, Inc. (a)	200	7,126
Perdoceo Education Corporation (a)	1,000	11,960
Stride, Inc. (a)	1,500	45,165
WW International, Inc. (a)	800	25,024
		108,390
E-Commerce Discretionary - 1.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	200	5,522
Amazon.com, Inc. (a)	10	30,941
eBay, Inc.	2,000	122,480
Etsy, Inc. (a)	40	8,067
PetMed Express, Inc.	1,000	35,175
		202,185
Home & Office Products - 1.1%
ACCO Brands Corporation	3,600	30,384
Hamilton Beach Brands Holding Company - Class A	1,000	18,130
iRobot Corporation (a)	800	97,744
Tupperware Brands Corporation (a)	1,500	39,615
		185,873
Home Construction - 1.7%
D.R. Horton, Inc.	400	35,648
Forestar Group, Inc. (a)	1,000	23,280
Lennar Corporation - Class A	400	40,492
LGI Homes, Inc. (a)	300	44,793
M/I Homes, Inc. (a)	500	29,535
Meritage Homes Corporation (a)	400	36,768
PulteGroup, Inc.	500	26,220
Toll Brothers, Inc.	500	28,365
TRI Pointe Group, Inc. (a)	2,000	40,720
		305,821
Leisure Facilities & Services - 0.9%
AMC Entertainment Holdings, Inc. - Class A (a)	1,500	15,315

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Consumer Discretionary - 11.6% (continued)
Leisure Facilities & Services - 0.9% (continued)
Domino's Pizza, Inc.	300	$110,337
Waitr Holdings, Inc. (a)	10,000	29,300
		154,952
Leisure Products - 0.1%
Camping World Holdings, Inc. - Class A	300	10,914

Retail - Discretionary - 5.1%
AutoZone, Inc. (a)	20	28,086
Bed Bath & Beyond, Inc.	1,200	34,980
Big 5 Sporting Goods Corporation	2,000	31,400
Chico's FAS, Inc. (a)	6,000	19,860
Designer Brands, Inc. - Class A	1,000	17,400
Dick's Sporting Goods, Inc.	400	30,460
Duluth Holdings, Inc. - Class B (a)	4,400	74,536
Express, Inc. (a)	10,000	40,200
Genesco, Inc. (a)	400	19,000
Hibbett Sports, Inc. (a)	1,000	68,890
Kohl's Corporation	1,000	59,610
Lumber Liquidators Holdings, Inc. (a)	2,000	50,240
Macy's, Inc. (a)	4,000	64,760
O'Reilly Automotive, Inc. (a)	70	35,507
Qurate Retail, Inc. - Series A	4,000	47,040
Sally Beauty Holdings, Inc. (a)	3,500	70,455
Signet Jewelers Ltd. (a)	800	46,384
Tractor Supply Company	400	70,832
Urban Outfitters, Inc. (a)	800	29,752
Vera Bradley, Inc. (a)	2,000	20,200
Zumiez, Inc. (a)	800	34,320
		893,912
Wholesale - Discretionary - 0.1%
Educational Development Corporation	1,600	27,280

Consumer Staples - 10.6%
Beverages - 0.1%
Molson Coors Beverage Company - Class B (a)	400	20,460
NewAge, Inc. (a)	2,000	5,720
		26,180

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Consumer Staples - 10.6% (continued)
Consumer Products - 0.4%
Colgate-Palmolive Company	800	$63,064

Food - 3.8%
B&G Foods, Inc.	2,400	74,544
Campbell Soup Company	2,000	100,540
General Mills, Inc.	1,600	98,112
Herbalife Nutrition Ltd. (a)	1,800	79,848
J.M. Smucker Company (The)	800	101,224
Kellogg Company	1,600	101,280
Kraft Heinz Company (The)	1,500	60,000
LifeVantage Corporation (a)	500	4,675
USANA Health Sciences, Inc. (a)	400	39,040
		659,263
Household Products - 1.0%
Clearwater Paper Corporation (a)	1,000	37,620
Clorox Company (The)	300	57,864
Nu Skin Enterprises, Inc. - Class A	1,400	74,046
		169,530
Retail - Consumer Staples - 5.3%
Big Lots, Inc.	1,600	109,280
BJ's Wholesale Club Holdings, Inc. (a)	1,600	71,776
Dollar General Corporation	200	40,524
Ingles Markets, Inc. - Class A	800	49,320
Kroger Company (The)	2,200	79,178
Murphy USA, Inc.	400	57,824
Natural Grocers by Vitamin Cottage, Inc.	2,250	39,488
Ollie's Bargain Outlet Holdings, Inc. (a)	800	69,600
Rite Aid Corporation (a)	2,000	40,920
SpartanNash Company	2,000	39,260
Sprouts Farmers Market, Inc. (a)	4,000	106,480
United Natural Foods, Inc. (a)	3,200	105,408
Walgreens Boots Alliance, Inc.	1,600	87,840
Walmart, Inc.	100	13,583
Weis Markets, Inc.	400	22,608
		933,089

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Energy - 2.3% (continued)
Energy Equipment & Services - 0.4%
American Superconductor Corporation (a)	400	$7,584
Nabors Industries Ltd.	600	56,070
		63,654
Oil & Gas Producers - 1.2%
Antero Resources Corporation (a)	1,000	10,200
Laredo Petroleum, Inc. (a)	400	12,024
Matador Resources Company	1,000	23,450
Occidental Petroleum Corporation	800	21,296
Ovintiv, Inc.	1,500	35,730
Range Resources Corporation	4,000	41,320
SM Energy Company	4,000	65,480
		209,500
Renewable Energy - 0.7%
Broadwind, Inc. (a)	4,000	26,400
Canadian Solar, Inc. (a)	200	9,926
CleanSpark, Inc. (a)	1,000	23,820
First Solar, Inc. (a)	100	8,730
JinkoSolar Holding Company Ltd. - ADR (a)	300	12,507
Renewable Energy Group, Inc. (a)	400	26,416
Sunworks, Inc. (a)	1,000	14,680
		122,479
Financials - 5.5%
Asset Management - 0.7%
BrightSphere Investment Group, Inc.	4,000	81,520
Federated Hermes, Inc.	1,000	31,300
		112,820
Banking - 0.5%
Customers Bancorp, Inc. (a)	400	12,728
Hilltop Holdings, Inc.	1,000	34,130
Reliant Bancorp, Inc.	200	5,744
Wells Fargo & Company	1,000	39,070
		91,672
Institutional Financial Services - 1.1%
SEI Investments Company	400	24,372
State Street Corporation	400	33,604
StoneX Group, Inc. (a)	1,200	78,456
Virtu Financial, Inc. - Class A	2,000	62,100
		198,532

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Financials - 5.5% (continued)
Insurance - 1.8%
Allstate Corporation (The)	400	$45,960
Lincoln National Corporation	1,400	87,178
Progressive Corporation (The)	1,000	95,610
Unum Group	3,000	83,490
		312,238
Specialty Finance - 1.4%
Air Lease Corporation	200	9,800
Alliance Data Systems Corporation	400	44,836
Discover Financial Services	400	37,996
Navient Corporation	1,500	21,465
PennyMac Financial Services, Inc.	1,400	93,618
Synchrony Financial	1,000	40,660
		248,375
Health Care - 10.4%
Biotech & Pharma - 6.1%
AbbVie, Inc.	800	86,576
Alexion Pharmaceuticals, Inc. (a)	200	30,582
Amgen, Inc.	400	99,524
Amneal Pharmaceuticals, Inc. (a)	5,000	33,650
ANI Pharmaceuticals, Inc. (a)	400	14,456
Beam Therapeutics, Inc. (a)	100	8,004
Biocept, Inc. (a)	2,000	10,180
Biogen, Inc. (a)	300	83,925
Clovis Oncology, Inc. (a)	1,500	10,530
Coherus Biosciences, Inc. (a)	1,000	14,610
Corcept Therapeutics, Inc. (a)	2,000	47,580
CRISPR Therapeutics AG (a)	100	12,185
Editas Medicine, Inc. (a)	400	16,800
electroCore, Inc. (a)	1,000	2,060
Exelixis, Inc. (a)	2,500	56,475
Innoviva, Inc. (a)	2,400	28,680
Ionis Pharmaceuticals, Inc. (a)	200	8,992
Jazz Pharmaceuticals plc (a)	600	98,622
Merck & Company, Inc.	1,000	77,090
OPKO Health, Inc. (a)	4,000	17,160
Pulmatrix, Inc. (a)	2,000	2,660
Sangamo Therapeutics, Inc. (a)	1,000	12,530
Supernus Pharmaceuticals, Inc. (a)	4,000	104,720
Translate Bio, Inc. (a)	1,000	16,490
United Therapeutics Corporation (a)	300	50,181

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Health Care - 10.4% (continued)
Biotech & Pharma - 6.1% (continued)
Vanda Pharmaceuticals, Inc. (a)	2,000	$30,040
Vertex Pharmaceuticals, Inc. (a)	200	42,978
Viatris, Inc. (a)	4,000	55,880
		1,073,160
Health Care Facilities & Services - 1.9%
Brookdale Senior Living, Inc. (a)	2,000	12,100
Cardinal Health, Inc.	400	24,300
Cigna Corporation	400	96,696
Community Health Systems, Inc. (a)	2,800	37,856
CVS Health Corporation	600	45,138
Owens & Minor, Inc.	800	30,072
Patterson Companies, Inc.	2,000	63,900
Tivity Health, Inc. (a)	600	13,392
		323,454
Health Care Providers & Services - 1.1%
Humana, Inc.	200	83,850
McKesson Corporation	100	19,504
MEDNAX, Inc. (a)	200	5,094
Quest Diagnostics, Inc.	300	38,502
Universal Health Services, Inc. - Class B	400	53,356
		200,306
Medical Equipment & Devices - 1.3%
Accuray, Inc. (a)	1,000	4,950
Alpha Pro Tech Ltd. (a)	1,500	14,640
Co-Diagnostics, Inc. (a)	1,000	9,540
Exact Sciences Corporation (a)	100	13,178
Fluidigm Corporation (a)	4,000	18,080
GenMark Diagnostics, Inc. (a)	200	4,780
Inogen, Inc. (a)	400	21,008
Luminex Corporation	800	25,520
Meridian Bioscience, Inc. (a)	4,000	105,000
Quidel Corporation (a)	30	3,838
		220,534

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Industrials - 4.8%
Commercial Support Services - 0.6%
Cimpress plc (a)	600	$60,078
H&R Block, Inc.	2,000	43,600
Quad/Graphics, Inc. - Class A (a)	2,000	7,060
		110,738
Electrical Equipment - 0.7%
Blink Charging Company (a)	200	8,220
BWX Technologies, Inc.	1,000	65,940
Capstone Turbine Corporation (a)	1,000	9,140
WidePoint Corporation (a)	4,000	36,800
		120,100
Engineering & Construction - 0.2%
Infrastructure & Energy Alternatives, Inc. (a)	600	9,780
Primoris Services Corporation	1,000	33,130
		42,910
Industrial Intermediate Products - 0.3%
Proto Labs, Inc. (a)	400	48,700

Industrial Support Services - 1.2%
ARC Document Solutions, Inc. (a)	1,500	3,165
Fastenal Company	1,000	50,280
MSC Industrial Direct Company, Inc. - Class A	1,000	90,190
TriNet Group, Inc. (a)	800	62,368
		206,003
Machinery - 0.1%
Energy Recovery, Inc. (a)	1,000	18,340
Pro-Dex, Inc. (a)	200	5,390
		23,730
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc.	400	19,236

Transportation & Logistics - 1.6%
Atlas Air Worldwide Holdings, Inc. (a)	600	36,264
C.H. Robinson Worldwide, Inc.	1,000	95,430
Expeditors International of Washington, Inc.	400	43,076
FedEx Corporation	150	42,606

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Industrials - 4.8% (continued)
Transportation & Logistics - 1.6% (continued)
Heartland Express, Inc.	1,000	$19,580
United Parcel Service, Inc. - Class B	200	33,998
		270,954
Materials - 4.2%
Chemicals - 0.8%
Ingevity Corporation (a)	800	60,424
LyondellBasell Industries N.V. - Class A	200	20,810
Rayonier Advanced Materials, Inc. (a)	1,500	13,605
Valvoline, Inc.	2,000	52,140
		146,979
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	600	36,840
Silgan Holdings, Inc.	1,000	42,030
		78,870
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd.	850	49,138
AngloGold Ashanti Ltd. - ADR	1,500	32,955
Barrick Gold Corporation	6,500	128,700
Compass Minerals International, Inc.	400	25,088
Kinross Gold Corporation	4,000	26,680
Newmont Corporation	2,500	150,675
Royal Gold, Inc.	575	61,882
		475,118
Paper & Forest Products - 0.2%
Boise Cascade Company	600	35,898

Real Estate - 0.3%
Real Estate Services - 0.1%
Jones Lang LaSalle, Inc. (a)	100	17,904

REITs - 0.2%
Kimco Realty Corporation	2,000	37,500

Technology - 10.3%
Semiconductors - 0.8%
Intel Corporation	1,600	102,400
QUALCOMM, Inc.	200	26,518
		128,918

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Technology - 10.3% (continued)
Software - 3.1%
Akamai Technologies, Inc. (a)	800	$81,520
AudioEye, Inc. (a)	400	11,176
Cerner Corporation	200	14,376
Citrix Systems, Inc.	200	28,072
Computer Programs & Systems, Inc.	200	6,120
Ebix, Inc.	2,000	64,060
Evolent Health, Inc. - Class A (a)	1,000	20,200
j2 Global, Inc. (a)	400	47,944
Microsoft Corporation	50	11,789
Oracle Corporation	800	56,136
Qualys, Inc. (a)	600	62,868
SciPlay Corporation - Class A (a)	2,000	32,360
VirnetX Holding Corporation	2,000	11,140
VMware, Inc. - Class A (a)	600	90,270
		538,031
Technology Hardware - 4.1%
Apple, Inc.	100	12,215
Arista Networks, Inc. (a)	200	60,378
Aviat Networks, Inc. (a)	400	28,416
Casa Systems, Inc. (a)	1,800	17,154
Ciena Corporation (a)	2,000	109,440
Cisco Systems, Inc.	1,000	51,710
Clearfield, Inc. (a)	400	12,052
F5 Networks, Inc. (a)	400	83,448
Genasys, Inc. (a)	1,000	6,690
Infinera Corporation (a)	1,600	15,408
Juniper Networks, Inc.	2,400	60,792
NetApp, Inc.	1,600	116,272
Plantronics, Inc. (a)	800	31,128
Ribbon Communications, Inc. (a)	4,000	32,840
Seagate Technology plc	150	11,512
Sonos, Inc. (a)	600	22,482
Turtle Beach Corporation (a)	1,400	37,338
Ubiquiti, Inc.	40	11,932
		721,207
Technology Services - 2.3%
Cognizant Technology Solutions Corporation - Class A	1,250	97,650
FactSet Research Systems, Inc.	150	46,288
Infosys Ltd. - ADR	3,000	56,160

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
Technology - 10.3% (continued)
Technology Services - 2.3% (continued)
International Business Machines Corporation	300	$39,978
MAXIMUS, Inc.	800	71,232
NIC, Inc.	1,500	50,895
Science Applications International Corporation	400	33,436
Synchronoss Technologies, Inc. (a)	2,000	7,140
		402,779
Utilities - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc.	1,000	37,730

Total Common Stocks (Cost $9,989,190)		$11,355,158

U.S. TREASURY OBLIGATIONS - 19.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 3.1%
0.125%, due 01/15/2031	$502,365	$540,180

U.S. Treasury Notes - 16.6%
1.50%, due 08/31/2021	1,000,000	1,006,016
0.125%, due 07/31/2022	500,000	500,059
0.625%, due 08/15/2030	500,000	452,734
0.875%, due 11/15/2030	500,000	461,953
1.125%, due 02/15/2031	500,000	472,031
		2,892,793

Total U.S. Treasury Obligations (Cost $3,512,416)		$3,432,973

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.2%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 06/18/2021 at $1,100	20	$4,441,038	$1,920
S&P 500 Index Option, 06/18/2021 at $2,500	5	1,986,445	2,100

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.2% (continued)	Contracts	Notional Amount	Value
S&P 500 Index Option, 06/18/2021 at $3,500	10	$3,972,890	$32,300
Total Put Option Contracts (Cost $92,770)		$10,400,373	$36,320

Total Investments at Value - 84.9% (Cost $13,594,376)			$14,824,451

MONEY MARKET FUNDS - 34.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (b) (Cost $6,102,342)	6,102,342	$6,102,342

Total Investments and Money Market Funds at Value - 119.8% (Cost $19,696,718)		$20,926,793

Written Call Option Contracts - (19.8%)		(3,466,320)

Other Assets in Excess of Liabilities - 0.0%(c)		9,732

Net Assets - 100.0%		$17,470,205

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.
(c)	Percentage rounds to less than 0.1%.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2021 was $7,181,740.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2021 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	20	$4,441,038	$1,100	06/18/2021	$2,233,420
S&P 500 Index Option	5	1,986,445	2,500	06/18/2021	734,600
S&P 500 Index Option	10	3,972,890	3,500	06/18/2021	498,300

Total Written Call Option Contracts (Premiums received $3,503,211)		$10,400,373			$3,466,320

The average monthly notional value of exchange-traded written call option contracts during the nine months ended March 31, 2021 was $6,994,902.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 21.0%	Shares	Value
Energy - 3.2%
Energy Equipment & Services - 0.6%
Nabors Industries Ltd.	20,000	$1,869,000

Oil & Gas Producers - 2.0%
Cheniere Energy Partners, L.P.	20,000	831,000
CNX Resources Corporation (a)	52,800	776,160
Laredo Petroleum, Inc. (a)	15,000	450,900
NuStar Energy, L.P.	31,000	529,790
ONEOK, Inc.	985	49,900
PBF Energy, Inc. - Class A (a)	35,000	495,250
Range Resources Corporation (a)	70,000	723,100
SM Energy Company	70,000	1,145,900
Valero Energy Corporation	15,000	1,074,000
Williams Companies, Inc. (The)	1,293	30,631
		6,106,631
Oil & Gas Services & Equipment - 0.5%
Halliburton Company	35,000	751,100
Helmerich & Payne, Inc.	25,000	674,000
		1,425,100
Renewable Energy - 0.1%
Beam Global (a)	2,500	108,400

Industrials - 0.4%
Electrical Equipment - 0.4%
BWX Technologies, Inc.	20,000	1,318,800

Materials - 10.6%
Construction Materials - 0.3%
MDU Resources Group, Inc.	35,000	1,106,350

Metals & Mining - 10.3%
Agnico Eagle Mines Ltd.	45,000	2,601,450
Alamos Gold, Inc. - Class A	75,000	585,750
AngloGold Ashanti Ltd. - ADR	75,000	1,647,750
B2Gold Corporation	150,000	646,500
Barrick Gold Corporation	345,000	6,831,000
Coeur Mining, Inc. (a)	60,000	541,800
Compania de Minas Buenaventura S.A.A. - ADR (a)	50,000	501,500
Kinross Gold Corporation	210,000	1,400,700

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 21.0% (continued)	Shares	Value
Materials - 10.6% (continued)
Metals & Mining - 10.3% (continued)
Newmont Corporation	135,000	$8,136,450
Novagold Resources, Inc. (a)	50,000	438,000
Pan American Silver Corporation	36,000	1,081,080
Royal Gold, Inc.	30,000	3,228,600
Wheaton Precious Metals Corporation	75,000	2,865,750
Yamana Gold, Inc.	125,000	542,500
		31,048,830
Utilities - 6.8%
Electric & Gas Marketing & Trading - 0.1%
Spark Energy, Inc. - Class A	20,000	213,600

Electric Utilities - 6.4%
AES Corporation (The)	75,000	2,010,750
ALLETE, Inc.	15,000	1,007,850
Ameren Corporation	500	40,680
American Electric Power Company, Inc.	5,000	423,500
Avangrid, Inc.	20,000	996,200
Avista Corporation	10,000	477,500
Black Hills Corporation	10,000	667,700
Consolidated Edison, Inc.	20,000	1,496,000
Dominion Energy, Inc.	5,000	379,800
DTE Energy Company	2,000	266,280
Duke Energy Corporation	7,500	723,975
Edison International	10,000	586,000
Entergy Corporation	10,000	994,700
Exelon Corporation	35,000	1,530,900
FirstEnergy Corporation	15,000	520,350
Hawaiian Electric Industries, Inc.	10,000	444,300
NorthWestern Corporation	10,000	652,000
NRG Energy, Inc.	25,000	943,250
Otter Tail Corporation	10,000	461,700
Pinnacle West Capital Corporation	5,000	406,750
Portland General Electric Company	20,000	949,400
PPL Corporation	50,000	1,442,000
Public Service Enterprise Group, Inc.	10,000	602,100
Southern Company (The)	20,000	1,243,200
		19,266,885

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 21.0% (continued)	Shares	Value
Utilities - 6.8% (continued)
Gas & Water Utilities - 0.3%
Global Water Resources, Inc.	1,000	$16,310
UGI Corporation	25,000	1,025,250
		1,041,560

Total Common Stocks (Cost $62,772,370)		$63,505,156

EXCHANGE-TRADED FUNDS - 3.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,660,800
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,197,400
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	85,160
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	480,600
iShares Gold Trust (a)	125,000	2,032,500
SPDR Gold Shares (a)	12,500	1,999,500
Total Exchange-Traded Funds (Cost $8,808,015)		$9,455,960

U.S. TREASURY OBLIGATIONS - 74.6%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 12.4%
2.50%, due 01/15/2029	$12,182,000	$15,582,137
0.125%, due 01/15/2030	10,165,700	10,995,163
0.125%, due 01/15/2031	10,047,300	10,814,157
		37,391,457
U.S. Treasury Notes - 62.2%
1.75%, due 06/15/2022	10,000,000	10,199,219
1.50%, due 08/15/2022	25,000,000	25,478,027
2.00%, due 05/31/2024	25,000,000	26,253,418
1.375%, due 01/31/2025	15,000,000	15,431,543
2.125%, due 05/31/2026	10,000,000	10,577,539
1.5%, due 08/15/2026	25,000,000	25,598,633
2.25%, due 11/15/2027	10,000,000	10,581,640
0.625%, due 08/15/2030	50,000,000	45,281,250
0.875%, due 11/15/2030	10,000,000	9,240,625

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 74.6% (continued)	Par Value	Value
U.S. Treasury Notes - 62.2% (continued)
1.125%, due 02/15/2031	$10,000,000	$9,441,406
		188,083,300

Total U.S. Treasury Obligations (Cost $221,247,898)		$225,474,757

Total Investments at Value - 98.7% (Cost $292,828,283)		$298,435,873

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (b) (Cost $3,285,794)	3,285,794	$3,285,794

Total Investments and Money Market Funds at Value - 99.8% (Cost $296,114,077)		$301,721,667

Other Assets in Excess of Liabilities - 0.2%		427,489

Net Assets - 100.0%		$302,149,156

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

COMMON STOCKS - 86.7%	Shares	Value
Australia - 4.6%
Accent Group Ltd. (a)	42,000	$72,092
AGL Energy Ltd. (a)	5,000	36,758
Coles Group Ltd. (a)	4,000	48,781
Computershare Ltd. (a)	11,000	126,226
IPH Ltd. (a)	15,000	75,737
JB Hi-Fi Ltd. (a)	1,300	51,311
Sandfire Resources Ltd. (a)	10,000	40,775
SG Fleet Group Ltd (a)	20,000	39,031
SmartGroup Corporation Ltd. (a)	10,000	48,286
STRABAG SE (a)	1,500	52,986
TPG Telecom Ltd. (a)	19,000	91,799
		683,782
Austria - 1.3%
ams AG (a) (b)	4,000	79,652
EVN AG (a)	5,000	107,537
		187,189
Belgium - 2.9%
bpost S.A. (a)	10,000	95,479
Colruyt S.A. (a)	2,000	119,198
Econocom Group S.A./N.V. (a)	15,000	58,752
Ontex Group N.V. (a) (b)	5,000	52,642
Telenet Group Holding N.V. (a)	2,600	105,358
		431,429
Canada - 7.4%
Alamos Gold, Inc. - Class A	3,500	27,347
B2Gold Corporation	10,000	43,045
BRP, Inc.	1,000	86,703
Canadian Utilities Ltd. - Class A	2,000	53,691
Cascades, Inc.	4,000	50,063
Celestica, Inc. (b)	10,000	83,544
Dollarama, Inc.	3,000	132,525
Eldorado Gold Corporation (b)	4,000	43,220
iA Financial Corporation, Inc.	2,500	135,918
IGM Financial, Inc.	3,500	106,658
Kinross Gold Corporation	4,000	26,639
Linamar Corporation	1,000	58,950
Manulife Financial Corporation	3,000	64,520
Sun Life Financial, Inc.	1,500	75,799
Transcontinental, Inc. - Class A	6,000	105,600
		1,094,222

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.7% (continued)	Shares	Value
Denmark - 1.4%
Genmab A/S (a) (b)	300	$98,665
Novo Nordisk A/S - Class B (a)	1,700	114,549
		213,214
Finland - 0.5%
Valmet OYJ (a)	2,000	72,799

France - 5.3%
Albioma S.A. (a)	1,500	73,490
Atos SE (a) (b)	1,500	116,911
Carrefour S.A. (a)	4,000	72,400
Electricite de France S.A. (a)	7,000	93,870
Iliad S.A. (a)	600	113,936
Ipsos (a)	2,500	94,290
Sanofi (a)	1,400	138,394
Trigano S.A (a)	500	93,426
		796,717
Germany - 10.1%
Bayer AG (a)	1,800	114,036
Bayerische Motoren Werke AG (a)	1,000	103,744
Dermapharm Holding SE	750	53,643
Deutsche Wohnen SE (a)	1,200	55,961
Dialog Semiconductor plc (a) (b)	1,000	75,371
Evonik Industries AG (a)	3,500	123,808
Fresenius Medical Care AG & Company KGaA (a)	2,000	147,277
Fresenius SE & Company KGaA (a)	2,500	111,366
Hornbach Holding AG & Company KGaA (a)	1,500	146,446
ProSiebenSat.1 Media SE (a)	4,000	81,663
SAP SE (a)	800	98,095
Siemens Healthineers AG (a)	1,000	54,185
Software AG (a)	1,500	63,171
United Internet AG (a)	2,500	100,333
Volkswagon AG (a)	200	72,535
		1,401,634
Ireland - 0.4%
Glanbia plc (a)	4,000	59,347

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.7% (continued)	Shares	Value
Israel - 0.4%
Plus500 Ltd. (a)	3,000	$57,906

Italy - 1.6%
ACEA SpA (a)	3,000	65,547
Azimut Holdings SpA (a)	3,000	68,319
Carel Industries SpA	2,000	40,704
Moncler SpA (a)	1,000	57,251
		231,821
Japan - 23.8%
Asahi Company Ltd. (a)	7,000	101,532
BeNEXT-Yumeshin Group Company (a)	3,000	47,946
C.I. Takiron Corporation (a)	11,100	68,203
Daiwabo Holdings Company Ltd. (a)	6,000	91,361
Enigmo, Inc. (a)	10,500	131,646
Feed One Company Ltd. (a)	3,000	24,823
Fuji Corporation (Aichi) (a)	2,000	51,341
GEO Holdings Corporation (a)	3,400	36,556
IBJ, Inc. (a)	9,000	77,645
Kaga Electronics Company Ltd. (a)	4,000	89,913
KDDI Corporation (a)	2,500	77,024
Kinden Corporation (a)	3,100	52,858
Kohnan Shoji Company Ltd. (a)	4,100	118,140
Komeri Company Ltd. (a)	4,500	125,494
Kusuri no Aoki Holdings Company Ltd.	1,500	114,875
Nintendo Company Ltd. (a)	200	112,723
Nippon Telegraph and Telephone Corporation (a)	3,000	77,403
Nojima Corporation (a)	4,300	109,506
Obayashi Corporation (a)	2,000	18,357
Organo Corporation (a)	1,000	60,033
Panasonic Corporation (a)	5,000	64,745
Pressance Corporation (a)	7,000	107,094
RAIZNEXT Corporation (a)	5,000	54,008
Rakuten Group, Inc. (a)	5,000	59,732
Rengo Company Ltd. (a)	6,500	56,528
RS Technologies Company Ltd. (a)	1,000	57,996
Sawai Pharmaceutical Company Ltd. (a)	3,000	146,206
SCSK Corporation (a)	1,000	59,429
Shimamura Company Ltd. (a)	700	80,886
Square Enix Holdings Company Ltd. (a)	1,000	55,617
Sugi Holdings Company Ltd. (a)	2,000	158,705

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.7% (continued)	Shares	Value
Japan - 23.8% (continued)
SUMCO Corporation (a)	3,000	$68,750
Sundrug Company Ltd. (a)	4,000	146,541
T&D Holdings, Inc. (a)	4,000	51,469
Taiko Pharmaceutical Company Ltd. (a)	3,100	34,995
Takasago International Corporation (a)	4,000	95,156
TechnoPro Holdings, Inc. (a)	1,200	100,406
TerraSky Company Ltd. (a) (b)	1,800	54,848
Tomoku Company Ltd. (a)	3,000	50,214
Towa Pharmaceutical Company Ltd. (a)	4,000	88,389
Toyota Motor Corporation (a)	1,500	116,726
Wacom Company Ltd. (a)	15,000	101,085
World Holdings Company Ltd. (a)	2,500	64,884
Z Holdings Corporation (a)	16,000	79,808
		3,541,596
Jersey - 0.3%
Sanne Group plc (a)	5,000	45,116

Luxembourg - 0.4%
Stabilus S.A. (a)	900	63,426

Netherlands - 2.9%
Cementir Holding N.V. (a)	7,500	76,950
Euronext N.V. (a)	1,000	100,618
Koninklijke Ahold Delhaize N.V. (a)	5,500	153,363
NN Group N.V. (a)	2,000	97,533
		428,464
Norway - 0.9%
Norway Royal Salmon ASA	3,031	72,216
SalMar ASA (a)	1,000	68,973
		141,189
Russian Federation - 0.3%
Polymetal International plc (a)	2,000	39,126

Spain - 3.1%
Atresmedia Corporacion de Medios de Comunicacion S.A. (a)	23,000	94,854
Ebro Foods S.A.	5,500	113,353
Enagas S.A. (a)	2,000	43,528
Euskaltel S.A. (a)	5,000	65,060
Prosegur Cia de Seguridad S.A.	25,000	79,426

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.7% (continued)	Shares	Value
Spain - 3.1% (continued)
Red Electrica Corporacion S.A. (a)	4,000	$70,930
		467,151
Sweden - 6.8%
Clas Ohlson AB - B Shares (a) (b)	10,000	107,173
Essity AB - Series B (a)	1,600	50,570
Hennes & Mauritz AB - B Shares (a) (b)	6,000	135,225
Hexpol AB (a)	15,000	169,394
ICA Gruppen AB (a)	3,000	146,711
Karo Pharma AB (a) (b)	20,000	117,349
Mekonomen AB (b)	4,500	66,523
Mycronic AB (a)	1,500	35,236
Nordic Entertainment Group AB - Class B (a)	2,500	111,175
Swedish Orphan Biovitrum AB (a) (b)	4,500	71,967
		1,011,323
Switzerland - 2.6%
DKSH Holding AG (a)	1,200	92,151
Roche Holdings AG (a)	350	113,393
Swisscom AG (a)	250	134,145
UBS Group AG (a)	3,000	46,420
		386,109
United Kingdom - 10.4%
Avast plc (a)	10,000	62,848
Centamin plc (a)	30,000	42,996
Domino's Pizza Group plc (a)	30,000	143,505
Dunelm Group plc (a)	3,000	53,730
FDM Group Holdings plc (a)	5,000	69,295
Frasers Group plc (a) (b)	10,000	63,490
Fresnillo plc (a)	3,500	41,684
GlaxoSmithKline plc (a)	9,100	161,083
Halfords Group plc (b)	25,000	130,957
Hikma Pharmaceuticals plc (a)	4,000	125,469
IG Group Holdings plc (a)	5,000	62,083
National Grid plc (a)	5,500	65,283
Rio Tinto plc	700	53,545
Royal Mail plc (a) (b)	8,000	55,674
Softcat plc	6,500	162,448
SThree plc (b)	5,000	26,536
Ultra Electronics Holdings plc (a)	1,800	50,349
Unilever plc (a)	2,000	111,591

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.7% (continued)	Shares	Value
United Kingdom - 10.4% (continued)
WM Morrison Supermarkets plc (a)	25,000	$62,872
		1,545,438

Total Common Stocks (Cost $11,302,227)		$12,898,998

PREFERRED STOCKS - 0.7%	Shares	Value
Germany - 0.7%
Draegerwerk AG & Company KGaA (Cost $101,141)	1,300	$104,549

RIGHTS - 0.0% (c)	Shares	Value
Australia - 0.0% (c)
Computershare Ltd. (b)	1,250	$1,443
SG Fleet Group Ltd. (b)	2,688	244
Total Rights (Cost $1,438)		$1,687

PUT OPTION CONTRACTS - 0.9%	Contracts	Notional Amount	Value
S&P 500 Index Option, 06/18/2021 at $3,950 (Cost $171,364)	12	$4,767,468	$134,520

Total Investments at Value - 88.3% (Cost $11,576,170)			$13,139,754

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Northern Institutional Treasury Portfolio, 1.73% (d) (Cost $385,603)	385,603	$385,603

Total Investments and Money Market Funds at Value - 90.9% (Cost $11,961,773)		$13,525,357

Other Assets in Excess of Liabilities - 9.1%		1,346,893

Net Assets - 100.0%		$14,872,250

(a)	Level 2 Security (Note 1).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2021.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2021 was $4,304,049.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.4%
Advertising & Marketing	1.3%
Cable & Satellite	1.1%
Entertainment Content	1.7%
Internet Media & Services	1.1%
Publishing & Broadcasting	0.5%
Telecommunications	4.7%
Consumer Discretionary - 15.4%
Automotive	3.3%
Leisure Products	3.1%
Retail - Discretionary	7.1%
Wholesale - Discretionary	1.9%
Consumer Staples - 12.8%
Food	1.9%
Food & Staples Retailing	0.4%
Household Products	1.5%
Retail - Consumer Staples	9.0%
Financials - 6.1%
Asset Management	1.5%
Institutional Financial Services	1.1%
Insurance	2.8%
Specialty Finance	0.7%
Health Care - 12.1%
Biotech & Pharma	10.0%
Health Care Facilities & Services	1.7%
Medical Equipment & Devices	0.4%
Industrials - 9.3%
Aerospace & Defense	0.3%
Commercial Support Services	3.4%
Electrical Equipment	0.3%
Engineering & Construction	1.2%
Industrial Intermediate Products	1.1%
Machinery	1.7%
Transportation & Logistics	1.3%
Materials - 5.9%
Chemicals	1.5%
Construction Materials	1.0%
Containers & Packaging	1.0%
Metals & Mining	2.4%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry	% of Net Assets
Real Estate - 0.4%
Real Estate Owners & Developers	0.4%
Technology - 10.9%
Semiconductors	1.7%
Software	1.9%
Technology Hardware	3.0%
Technology Services	4.3%
Utilities - 4.1%
Electric Utilities	3.8%
Gas & Water Utilities	0.3%
87.4%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

March 31, 2021 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Appreciation*
Mini MSCI EAFE Index Future	75	06/18/2021	$8,281,200	$15,846

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through March 31, 2021.

The average monthly notional value of futures contracts sold short during the nine months ended March 31, 2021 was $8,045,229.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2021 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of a Fund’s net asset value (“NAV”). As a result, the prices of foreign securities used to calculate a Fund’s NAV may differ from quoted or published prices for these securities. Values of foreign securities denominated or expected to settle in a foreign currency are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE, as supplied by an independent pricing service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of NAV. As of March 31, 2021, all options held by Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic International Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean between their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities traded over-the-counter and not traded or dealt in upon any securities exchange, but for which market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security represents fair value.

Investments in shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their NAVs per share as reported by such companies.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Methods used to determine fair value may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the values of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic International Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect fair value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service, as described below.

The Trust uses an independent pricing service to determine the fair value of portfolio securities traded on a foreign securities exchange when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market and other events and thus cannot be predicted. However, the procedure may be utilized to a significant extent by Hussman Strategic International Fund.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s NAV. Because of the inherent uncertainty in determining fair value and the various factors considered in making such determinations, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. To the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation determinations will be used more frequently for this Fund than for the other Funds.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments by security type as of March 31, 2021:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$401,278,892	$-	$-	$401,278,892
Exchange-Traded Put Option Contracts	-	10,512,000	-	10,512,000
Money Market Funds	185,995,510	-	-	185,995,510
Total Investments in Securities and Money Market Funds	$587,274,402	$10,512,000	$-	$597,786,402

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$-	$(199,368,000)	$-	$(199,368,000)
Total Other Financial Instruments	$-	$(199,368,000)	$-	$(199,368,000)

Hussman Strategic Allocation Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$11,355,158	$-	$-	$11,355,158
U.S. Treasury Obligations	-	3,432,973	-	3,432,973
Exchange-Traded Put Option Contracts	-	36,320	-	36,320
Money Market Funds	6,102,342	-	-	6,102,342
Total Investments in Securities and Money Market Funds	$17,457,500	$3,469,293	$-	$20,926,793

Other Financial Instruments:
Exchange-Traded Written Call Option Contracts	$-	$(3,466,320)	$-	$(3,466,320)
Total Other Financial Instruments	$-	$(3,466,320)	$-	$(3,466,320)

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$63,505,156	$-	$-	$63,505,156
Exchange-Traded Funds	9,455,960	-	-	9,455,960
U.S. Treasury Obligations	-	225,474,757	-	225,474,757
Money Market Funds	3,285,794	-	-	3,285,794
Total Investments in Securities and Money Market Funds	$76,246,910	$225,474,757	$-	$301,721,667

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$2,008,448	$10,890,550	$-	$12,898,998
Preferred Stocks	104,549	-	-	104,549
Rights	1,687	-	-	1,687
Exchange-Traded Put Option Contracts	-	134,520	-	134,520
Money Market Funds	385,603	-	-	385,603
Total Investments in Securities and Money Market Funds	$2,500,287	$11,025,070	$-	$13,525,357

Other Financial Instruments:
Futures Contracts Sold Short	$15,846	$-	$-	$15,846
Total Other Financial Instruments	$15,846	$-	$-	$15,846

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2021:

				Hussman
	Hussman	Hussman	Hussman	Strategic
	Strategic	Strategic	Strategic Total	International
	Growth Fund	Allocation Fund	Return Fund	Fund
Cost of investments, money market funds and written option contracts	$355,501,155	$16,210,899	$298,078,579	$11,961,773
Gross unrealized appreciation	$62,928,447	$1,734,326	$14,936,237	$1,876,832
Gross unrealized depreciation	(20,011,200)	(484,752)	(11,293,149)	(313,248)
Net unrealized appreciation	$42,917,247	$1,249,574	$3,643,088	$1,563,584

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds — In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of March 31, 2021, Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund had 46.7% and 34.9%, respectively, of the value of their net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the Funds.

Sector Risk — If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk — Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The values of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

As of March 31, 2021, investments of Hussman Strategic International Fund in securities of issuers in the United Kingdom (the “UK”) represented 11.9% of the value of its stock portfolio and the Fund’s investments in securities of issuers in countries within the European Union (the “EU”) represented 42.1% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Since the global economic crisis in 2008, some of these countries have depended on, and may continue to depend on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-them effects for the economies of those countries and other European countries. In June 2016, voters in the UK approved a referendum calling for the exit of the UK from the EU (a process commonly referred to as “Brexit”), and Brexit took place on January 31, 2020. There presently is considerable uncertainty regarding the impact of Brexit on the economies and financial markets of the UK and of the EU and other European countries. As a result of Brexit, there may be an extended period of political and economic uncertainty and market volatility in the UK, the EU, other European countries and globally, which may adversely impact the prices and liquidity of securities held by Hussman Strategic International Fund.

As of March 31, 2021, Hussman Strategic International had 27.2% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.